Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 348,476,384.08
Previously Paid Amount	0.00
Total Fee Amount	48,124.58
Total Offset Amount	0.00
Net Fee	$ 48,124.58